CONTRIBUTED EQUITY (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2019 AUD ($) Vote $ / shares
Issued and paid-up capital
Fully paid Ordinary Shares	$ 125,498,824	$ 122,372,662
Contributed equity	$ 122,372,662	$ 122,382,625	$ 125,498,824
Movements in number of shares on issue
Balance at the beginning of the financial year | shares	2,435,282,724	2,435,282,724
Balance at the end of the financial year | shares	2,938,134,143	2,435,282,724
Movements in value of shares on issue
Balance at the beginning of the financial year	$ 122,372,662	$ 122,382,625
Shares issued during the year (in shares) | shares	502,851,419
Shares issued during the year	$ 3,557,509
Less: transaction costs arising on share issue	(431,347)	(9,963)
Balance at the end of the financial year	$ 125,498,824	$ 122,372,662
Par value | $ / shares			$ 0
Number of vote | Vote			1